Deconsolidation of subsidiary - Financial performance (Details) - CAD ($)	3 Months Ended			9 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2025	May 31, 2024	May 31, 2023
Deconsolidation of subsidiary
Revenues [note 17]	$ 285,553	$ 1,060,153		$ 533,246	$ 2,775,156
Cost of sales	252,617	610,116		556,452	1,669,508
Gross profit (loss)	32,936	450,037		(23,206)	1,105,648
Income (loss) income before taxes	$ (7,147,000)	(3,205,103)		$ (12,334,407)	(10,684,151)
EB Rental, Ltd.
Deconsolidation of subsidiary
Revenues [note 17]		422,537	$ 830,007		1,883,709	$ 2,534,865
Cost of sales		98,224	515,949		832,088	1,381,900
Gross profit (loss)		324,313	314,058		1,051,621	1,152,965
Expenses		274,162	347,084		965,745	836,861
Income (loss) income before taxes		50,151	(33,026)		85,876	316,104
Income tax recovery		(53,834)	(216,848)		(205,367)	(216,848)
Net income		$ 106,985	$ 183,822		$ 291,243	$ 532,952